Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depository Shares
Amount Registered | shares	95,391,690
Proposed Maximum Offering Price per Unit | $ / shares	0.0617
Maximum Aggregate Offering Price	$ 5,885,667.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 812.82
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, no par value, or Ordinary Shares, of Foresight Autonomous Holdings Ltd., or the Company, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The amount registered includes (i) up to 2,142,857 American Depository Shares, or ADSs issuable upon the exercise of Series A warrants, issued pursuant to private placement agreements; and (ii) 1,036,866 ADSs, issuable upon the exercise of Series C warrants, issued pursuant to private placement agreements. Each ADS represents thirty Ordinary Shares. The proposed maximum offering price per share estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices of the registrant’s ADSs as reported on the Nasdaq Capital Market on December 9, 2025. The Company will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders. All 3,179,723 ADSs are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.